Prepayments and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Expenses And Other Current Assets [Line Items]
Contingently returnable consideration assets (Note 4)				13,648
Indemnification assets from a business acquisition (Note 4(b))	811	4,911		4,460
Deposits	789	4,776		1,173
Advances to employees	130	786		293
Receivables from game developers	2,247	13,600		10,000
Interests receivable	87	528		553
Loan to a third-party			488	3,040
Prepaid expenses	10,256	62,086		3,870
Others	809	4,898		349
Total	$ 15,129	91,585		37,386